6. Accrued Expenses (Details) - USD ($)	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Payables and Accruals [Abstract]
Accrued payroll	$ 0	$ 19,165	$ 44,327
Accrued operating expenses	84,173	103,137	59,077
Deferred rent	250	250	250
Total accrued expenses	$ 84,423	$ 122,552	$ 103,654